Discontinued Operation (Narrative) (Details) (Liacom [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
May 31, 2012
Liacom [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage	51.00%
Aggregate consideration	$ 1,700
Goodwill impairment	(1,300)
Capital loss recorded upon sale	$ 703